[Letterhead of VALUE LINE, INC.]

                                                              May 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Value Line Centurion Fund, Inc.
                  File #2-86337; 811-3835
                  Rule 497(j)

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                Very truly yours,


                                                /s/ Peter D. Lowenstein


                                                Peter D. Lowenstein


PDL:psp